Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 53,847	$ 53,200
Borrowings	42,651	41,045
Total borrowings	96,498	94,245
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	452	336
Borrowings	42,651	41,045
Total borrowings	$ 43,103	$ 41,381
Percent of current borrowings	0.00%	0.00%
Percent of non-current borrowings	46.00%	45.00%
Percent of total borrowings	46.00%	45.00%